Related parties - Summary of remuneration package (Details) € in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€) EquityInstruments	Dec. 31, 2021 EUR (€) EquityInstruments	Dec. 31, 2020 EUR (€) EquityInstruments
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Post-employment benefits | €	€ 240	€ 399	€ 392
Total benefits excluding subscription rights and RSUs | €	€ 4,424	5,413	€ 4,262
Severance package | €		€ 802
Subscription rights offered	3,121,239	2,493,433	2,173,335
Duration of deferred payment Senior Management Bonus	3 years
Total cost of subscription rights granted in the year | €	€ 27,010	€ 5,629	€ 22,921
Warrants
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Subscription rights offered	1,124,000	275,000	275,000
Restricted Stock Units (RSUs)
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Subscription rights offered	470,273	511,518	128,769
Key management personnel of entity or parent | Restricted Stock Units (RSUs)
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Subscription rights offered	200,478	254,560	61,829
Executive committee members as a group
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Short-term benefits | €	€ 3,444	€ 4,264	€ 3,102
Gross salary | €	2,341	2,621	2,531
Cash bonus | €	997	1,172	433
Other short-term benefits | €	€ 106	€ 471	€ 138
Executive committee members as a group | Warrants
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Subscription rights offered	1,124,000	275,000	275,000
Stofffels IMC BV (permanently represented by Dr. Paul Stoffels) | Warrants
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Subscription rights offered	1,000,000
Stofffels IMC BV (permanently represented by Dr. Paul Stoffels) | Restricted Stock Units (RSUs)
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Subscription rights offered	74,408
Raj Parekh
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Board fees and other short-term benefits for members of the Board of Directors | €	€ 165	€ 220	€ 220
Howard Rowe
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Board fees and other short-term benefits for members of the Board of Directors | €	39	120	125
Katrine Bosley
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Board fees and other short-term benefits for members of the Board of Directors | €	21	65	115
Mary Kerr
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Board fees and other short-term benefits for members of the Board of Directors | €	115	115	115
Peter Guenter
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Board fees and other short-term benefits for members of the Board of Directors | €	115	115	115
Jerome Contamine
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Board fees and other short-term benefits for members of the Board of Directors | €	102
Dan Baker
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Board fees and other short-term benefits for members of the Board of Directors | €	68
Elizabeth Svanberg
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Board fees and other short-term benefits for members of the Board of Directors | €	€ 115	€ 115	€ 78
Onno van de Stolpe | Warrants
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Subscription rights offered		85,000	85,000
Onno van de Stolpe | Restricted Stock Units (RSUs)
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Subscription rights offered		63,830	18,317
Bart Filius | Warrants
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Subscription rights offered	68,000	50,000	50,000
Bart Filius | Restricted Stock Units (RSUs)
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Subscription rights offered	61,442	62,730	12,600
Andre Hoekema | Warrants
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Subscription rights offered		30,000	30,000
Andre Hoekema | Restricted Stock Units (RSUs)
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Subscription rights offered		51,433	832
Piet Wigerinck | Warrants
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Subscription rights offered		40,000	40,000
Piet Wigerinck | Restricted Stock Units (RSUs)
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Subscription rights offered		835	12,080
Walid Abi-Saab | Warrants
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Subscription rights offered	32,000	40,000	40,000
Walid Abi-Saab | Restricted Stock Units (RSUs)
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Subscription rights offered	37,274	44,038	12,080
Michele Manto | Warrants
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Subscription rights offered	24,000	30,000	30,000
Michele Manto | Restricted Stock Units (RSUs)
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Subscription rights offered	27,354	31,694	5,920